SCHEDULE OF AMOUNT DUE FROM AND DUE TO RELATED PARTIES (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Due from related parties			$ 77,641
Due to related parties		2,183,663	1,734,660
Ours Media Limited [Member]
Related Party Transaction [Line Items]
Due from related parties			31,874
Due to related parties		74,108
ST Meng Pte Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties			45,767
Due to related parties		408,710
Ms Nga Fan Wong [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]	206,023	343,529
Ms Ho Ling Honnus Cheung [Member]
Related Party Transaction [Line Items]
Due to related parties	[2]	23,582	23,762
Mr Liqian Liao [Member]
Related Party Transaction [Line Items]
Due to related parties	[2]	23,582	23,762
Ms Rose Ellen Steinberg [Member]
Related Party Transaction [Line Items]
Due to related parties	[2]	28,394	25,054
Mr Toh Eng Yong Julius [Member]
Related Party Transaction [Line Items]
Due to related parties	[2]	40,599	659
Mr Tang Kaidi [Member]
Related Party Transaction [Line Items]
Due to related parties	[2]	5,653	659
Mr Fong Jia Long [Member]
Related Party Transaction [Line Items]
Due to related parties	[2]	3,232
Mr Vong Hai Wai Mimi [Member]
Related Party Transaction [Line Items]
Due to related parties	[2]	3,232
Ours Media Hong Kong Limited [Member]
Related Party Transaction [Line Items]
Due to related parties		108,296	85,053
Discovery Networks Asia Pacific Pte Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties		$ 1,258,252	$ 1,232,182

[1]	As of June 30, 2026 and December 31, 2025, the amounts due to Ms. Wong, the Company’s former Chief Executive Officer, are $206,023 and $343,529, respectively, which are unsecured, interest free and have no fixed terms of repayment.
[2]	As of June 30, 2026 and December 31, 2025, the amounts due to Ms. Cheung, Mr. Liao, Ms. Steinberg, Mr. Toh, Mr. Tang, Mr. Fong and Ms. Vong are in aggregate of $128,274 and $73,896, respectively, which are unsecured, interest free and repayable on demand.